Summary of Significant Accounting Policies - Summary of Exchange of Currency Rates (Details) (Zhongdehui (SZ) Development Co., Ltd)	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Year-End RMB [Member]
Foreign currency exchange rate, translation	6.96	6.88		6.51
Annual-Average RMB [Member]
Foreign currency exchange rate, translation	6.90	6.60		6.76
Zhongdehui (SZ) Development Co., Limited [Member] | Year-End RMB [Member]
Foreign currency exchange rate, translation			6.6186		6.7806
Zhongdehui (SZ) Development Co., Limited [Member] | Annual-Average RMB [Member]
Foreign currency exchange rate, translation			6.3660		6.8750